Grandeur Peak Emerging Markets Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.41%
Argentina — 2.10%
Globant S.A.(a)	34,612	$6,739,303

Brazil — 10.60%
Armac Locacao Logistica	2,022,400	3,136,141
BR Advisory Partners	899,600	2,218,976
Grupo Mateus SA(a)	3,837,700	4,553,261
Hypera S.A.(a)	480,200	2,437,723
Locaweb Servicos de Internet S(a)(b)(c)	2,050,300	1,591,516
MercadoLibre, Inc.(a)	1,588	2,650,213
Patria Investments Limited(a)	451,839	5,878,425
Raia Drogasil S.A.	722,008	3,545,250
Track & Field Co SA	956,000	1,871,262
Vinci Partners Invest Ltd	319,185	3,600,407
XP, Inc., Class A(a)	147,973	2,531,818
		34,014,992
China — 13.14%
Adicon Holdings Ltd(a)	1,721,100	2,079,542
ANTA Sports Products Ltd.	453,500	4,059,198
Beijing Huafeng Test & Control	54,400	703,468
Centre Testing Int	1,245,500	1,989,513
Chaoju Eye Care Holdings Ltd	4,540,000	1,695,399
CSPC Pharmaceutical Group	3,028,720	2,252,895
Man Wah Holdings Limited(a)	4,972,200	2,932,605
ManpowerGroup Greater China Lt(c)	1,494,050	914,528
Shanghai Hanbell Precise Machi	1,218,400	3,088,982
Shenzhen Mindray Bio-Medical Electronics Co.	61,200	2,181,488
Silergy Corp	848,288	11,773,856
Suofeiya Home Collection Co., Ltd., CLASS A	1,407,486	2,756,294
TK Group Holdings Ltd(b)	10,499,117	2,502,475
Yum China Holdings Inc	108,200	3,266,445
		42,196,688
Colombia — 1.06%
Parex Resources, Inc.(a)	227,431	3,411,185

Czech Republic — 0.25%
CTP NV(a)	45,827	803,324

Greece — 1.34%
Sarantis SA	361,023	4,292,408

Hong Kong — 4.09%
Plover Bay Tech(c)	9,628,000	5,159,869
Techtronic Industries Co Limited(a)	621,000	7,952,937
		13,112,806
India — 12.76%
Bajaj Finance Ltd	34,611	2,820,612
Cera Sanitaryware Ltd	27,711	2,961,786
City Union Bank Ltd	1,267,053	2,611,932
Five-Star Business(a)	248,604	2,251,152
Gulf Oil Lubricants India Ltd.	301,117	4,350,425
Home First Finance Co India Lt(a)(b)(c)	226,876	2,824,991
	Shares	Fair Value
COMMON STOCKS — 99.41% (continued)
India — 12.76% (continued)
IndiaMart InterMesh Ltd(b)(c)	164,370	$5,790,240
Indigo Paints Ltd	165,285	2,961,645
LT Foods Ltd	954,190	3,345,689
Mankind Pharma Ltd.(a)(b)	72,227	1,753,064
Marksans Pharma Ltd.	162,906	411,402
Motherson Sumi Wiring India Lt	4,553,786	4,025,580
SJS Enterprises Ltd(a)	464,559	4,834,491
		40,943,009
Indonesia — 6.49%
Ace Hardware Indonesia Tbk P.T.	54,890,900	2,701,920
Arwana Citramulia Tbk P.T.	41,025,200	1,778,768
Avia Avian Tbk PT	88,985,800	2,637,832
Bank BTPN Syariah Tbk PT	21,107,600	1,479,869
Metrodata Electronics Tbk	100,348,900	3,733,208
Selamat Sempurna Tbk PT	34,412,900	4,359,814
Ultrajaya Milk Industry & Trade	34,286,900	4,154,071
		20,845,482
Malaysia — 1.46%
Mr D.I.Y. Group Berhad	10,263,100	4,690,203

Mexico — 6.94%
Arca Continental S.A.B. de C.V.	450,900	4,442,902
BBB Foods Inc(a)	23,127	627,898
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	83,924	2,465,687
Corporativo Fragua SAB de CV(a)	11,300	596,841
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	157,400	1,344,018
Grupo Financiero Banorte SAB de CV	300,000	2,252,967
Grupo Rotoplas SAB de CV(a)	1,585,443	2,202,418
Kimberly-Clark de Mexico S.A.B. de C.V.	922,900	1,644,665
Regional SAB de cv(a)	921,600	6,681,688
		22,259,084
Philippines — 4.03%
Century Pacific Food, Inc.	5,124,400	3,035,343
Philippine Seven Corp(a)	791,050	1,682,710
Puregold Price Club Inc	6,263,700	2,826,436
Robinsons Land Corporation	7,570,300	1,920,839
Wilcon Depot Inc	11,517,700	3,455,911
		12,921,239
Poland — 4.28%
Auto Partner SA	426,942	2,342,658
Dino Polska SA(a)(b)(c)	49,589	4,407,206
Inter Cars SA	56,190	6,996,106
		13,745,970
Singapore — 2.91%
iFast Corporation	990,100	5,556,062
Riverstone Holdings Ltd.(a)	1,413,900	1,010,051
Venture Corp LTD.(a)	245,900	2,783,742
		9,349,855

Grandeur Peak Emerging Markets Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.41% (continued)
South Africa — 1.38%
Clicks Group Limited(a)	134,283	$2,610,386
Italtile Limited	2,772,984	1,827,297
		4,437,683
South Korea — 7.41%
Coupang Inc(a)	138,362	2,871,012
Douzone Bizon Co., Ltd(a)	21,348	961,976
Eo Technics Co Ltd(a)	19,157	2,494,041
FNS Tech Co Ltd(a)	155,780	1,385,174
Hyundai Ezwel Co Ltd	478,474	1,961,767
Innox Advanced Materials	59,705	1,321,428
Kinx Inc.	32,168	1,767,827
LEENO Industrial Inc.(a)	23,682	3,507,447
Ray Co Ltd/KR(a)	90,000	729,461
Segyung Hitech Co Ltd	344,750	1,914,495
Solum Co Ltd(a)	161,941	2,148,918
Tokai Carbon Korea Co Ltd(a)	32,334	2,711,924
		23,775,470
Taiwan — 12.93%
91APP Inc	598,000	1,665,674
Acer E-Enabling Service Business	325,000	2,580,727
Asia Vital Components Co., Ltd.	149,000	2,978,493
Aspeed Technology, Inc.	25,000	3,162,307
BizLink Holding, Inc.	139,202	1,631,371
FineTek Co Ltd	190,818	745,917
Gem Services Inc	610,000	1,250,693
M3 Technology Inc	715,000	2,758,151
Realtek Semiconductor Corporation(a)	160,000	2,533,862
Sinbon Electronics Co., Limited(a)	848,000	8,556,370
Sporton International, Inc.(a)	1,139,805	7,850,724
Voltronic Power Technology(a)	56,108	3,205,882
Wistron Information Technology	718,248	2,610,889
		41,531,060
Thailand — 0.79%
Humanica PCL	8,383,900	2,526,908

Vietnam — 5.45%
Asia Commercial Bank JSC	3,660,565	3,562,933
FPT Corp	1,487,509	7,596,372
Vietnam Technological & Comm Joint-stock Bank(a)	5,285,138	4,873,303
Vincom Retail JSC(a)	1,984,500	1,464,998
		17,497,606
Total Common Stocks (Cost $273,257,101)		319,094,275

Total Common Stocks/ Investments — 99.41%
(Cost $273,257,101)		319,094,275

Other Assets in Excess of Liabilities — 0.59%		1,900,538

NET ASSETS — 100.00%		$320,994,813
(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $18,869,492, representing 5.88% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $20,688,350, representing 6.45% of net assets.

Sector Composition (July 31, 2024)
Technology	25.4%
Consumer Discretionary	22.7%
Financials	13.6%
Consumer Staples	12.8%
Industrials	11.5%
Health Care	3.9%
Materials	3.5%
Communications	2.8%
Real Estate	2.1%
Energy	1.1%
Other Assets in Excess of Liabilities	0.6%
Total	100%

Grandeur Peak Emerging Markets Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)

Industry Composition (July 31, 2024)
Banks	6.7%
Food & Drug Stores	6.3%
It Services	6.1%
Electronics Components	5.6%
Auto Parts	4.9%
Home Products Stores	4.5%
Other Commercial Support Services	3.7%
Online Marketplace	3.5%
Packaged Food	3.3%
Specialty Chemicals	3.1%
Private Equity	3.0%
Technology Distributors	2.7%
Semiconductor Devices	2.6%
Other Machinery & Equipment	2.5%
Internet Media & Services	2.2%
Semiconductor Mfg	2.2%
Automotive Wholesalers	2.2%
Specialty & Generic Pharma	2.1%
Personal Care Products	1.9%
Furniture	1.8%
Communications Equipment	1.6%
Electrical Components	1.6%
Application Software	1.4%
Consumer Electronics	1.4%
Non-Alcoholic Beverages	1.4%
Specialty Apparel Stores	1.3%
Consumer Elec & Applc Whslrs	1.2%
Professional Services	1.1%
Exploration & Production	1.1%
Industrial Owners & Developers	1.0%
Restaurants	1.0%
Consumer Goods Rental	1.0%
Flow Control Equipment	1.0%
Other Industries (each less than 1%)	12.4%
Other Assets in Excess of Liabilities	0.6%
Total	100%